Financial Liability Convertible to Equity	6 Months Ended
Dec. 31, 2024
Financial Liability Convertible to Equity [Abstract]
Financial liability convertible to equity

11. Financial liability convertible to equity

Balance, July 1, 2023	$2,700,000
Foreign exchange adjustment	(92,543)
Changes in fair value	592,543
Balance, June 30, 2024	3,200,000
Converted to common shares	(3,200,000)
Balance, December 31, 2024	$-

From August through September 2022, the Company entered into multiple SAFE agreements certain investors and received $2,005,213. The SAFEs are recorded as a liability measured at fair value at inception and subsequently carried at fair value with changes in fair value recorded in the statements of operations.

The SAFEs are valued by management at each measurement date based on the Company’s estimated enterprise value implied by the most comparable transaction and allocating the value to each of the Company’s equity-linked instruments (preferred shares, SAFE agreements, convertible promissory notes, share purchase warrants, stock options and common shares) based on their respective characteristics and rights. In arriving at the value attributable to each instrument, the Company applies an option pricing model. The Company’s model values the preferred shares, SAFEs, common shares, and stock options as call options on the Company’s equity value with exercise prices based on the conversion options of the respective instruments.

The model used for the valuation of convertible promissory notes, share purchase warrants and SAFEs used certain assumptions as of June 30, 2024, including volatility, risk free rates and management’s best estimate of the expected time for the occurrence of a conversion event as described in Note 9 above.

During the three and six months ended December 31, 2024, the Company recognized change in fair value of SAFEs of $nil (three and six month ended December 31, 2023 – gain of $99,655 and loss of $640,375, respectively), included in changes in fair value of financial liabilities in the consolidated statements of operations.

On July 1, 2024, the SAFEs matured and the SAFE holders received 1,437,002 Damon Motors’ common shares, which were converted into 302,550 common shares of the Company upon completion of the Business Combination.